Property, plant and equipment (Details 2) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Net book value POS devices	R$ 2,254,758	R$ 2,127,236
Useful life measured as period of time, property, plant and equipment	5 years
Depreciation	R$ 773,048	685,685	R$ 640,798
Contractual obligations to acquire POS Devices	417,064	366,172
Current lease liabilities	15,506	14,777
Non-current lease liabilities	71,955	81,087
Interest expense on lease liabilities	18,590	16,972	R$ 18,179
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
provision of POS device	(163,891)	(246,771)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary		835
Depreciation	556,858	415,609
Disposals	(462,355)	(635,247)
Gross carrying amount [member] | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary		0
Depreciation	507,878	367,780
Disposals	(451,014)	(625,786)
provision of POS device	(416,030)	(536,006)
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary		363
Depreciation	838,374	743,822
Disposals	281,516	328,576
Accumulated amortization | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary		0
Depreciation	780,291	692,762
Disposals	272,413	324,982
provision of POS device	R$ (252,139)	R$ (289,235)